Net Sales and geographic information	6 Months Ended
Dec. 31, 2025
Net Sales and geographic information
Net Sales and geographic information

8.Net Sales and geographic information

LuxExperience Group earns revenues worldwide through its online operations, while all revenue associated with the retail stores is earned in Germany. Geographic location of online revenue is determined based on the location of delivery. LuxExperience Group generates revenue from the sale of merchandise shipped to customers as well as from commission for the rendering of services in connection with the Curated Platform Model (CPM) and certain Online Flagship Stores. In addition, LuxExperience recognizes monetization revenues.

The following table provides LuxExperience Group’s net sales by geographic location:

	For the three months ended December 31,
(in € thousands)	2024		2025
Germany	31,686	14.2%	55,222	8.5%
United States	45,979	20.6%	213,571	33.0%
United Kingdom	17,415	7.8%	70,291	10.9%
Europe (excluding Germany and the United Kingdom) (1)	74,321	33.3%	182,714	28.2%
Rest of the world	53,583	24.0%	125,122	19.3%
	222,985	100.0%	646,920	100.0%

	For the six months ended December 31,
(in € thousands)	2024		2025
Germany	59,238	13.9%	103,839	8.5%
United States	87,025	20.5%	393,916	32.3%
United Kingdom	33,329	7.8%	137,382	11.3%
Europe (excluding Germany and the United Kingdom) (1)	145,501	34.3%	350,863	28.7%
Rest of the world	99,591	23.5%	234,421	19.2%
	424,685	100.0%	1,220,421	100.0%
(1)	No individual country other than the United States and United Kingdom accounted for more than 10% of net sales during the three and six months ended December 31, 2025.

Substantially all amounts classified within net sales are derived from the sale of luxury and fashion goods as well as the rendering of services. Net sales related to rendering of services is below 10% of total net sales and is therefore not separately disclosed. No single customer accounted for more than 10% of LuxExperience Group’s net sales in any of the periods presented.

Application of hedge accounting resulted in a €939 thousand and €752 thousand decrease in sales for three and six months ended December 31, 2024 respectively. For the three and six months ended December 31, 2025, the application of hedge accounting resulted in a decrease in sales of €158 thousand and €225 thousand respectively.